SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2014
SHARE-BASED COMPENSATION [Abstract]
SHARE-BASED COMPENSATION

Note 18—SHARE-BASED COMPENSATION

The Company's shareholders approved two share incentive plans in 2004 and 2010, respectively. Under the 2004 plan, the Company may issue option awards to its directors, employees and other eligible persons. The exercise price, vesting and other conditions of individual awards are determined by the board of directors of the Company and its executive chairwoman within the scope authorized by the board. The Company suspended implementing the 2004 plan on November 15, 2010, the date of effectiveness of the 2010 plan. On November 12, 2012, the Company's shareholders approved and ratified the resumption of implementing the 2004 plan, only to the extent that the Class A common shares underlying the awards forfeited after November 15, 2010 shall revive and be available for issuance pursuant to future awards under the 2004 plan, and with amendments made to the 2004 plan. Under the 2010 plan, the Company may issue restricted share units, restricted shares and options awards to the directors, employees and other eligible persons. Typically the awards are subject to a 3 to 4 year service vesting condition and expire 7 to 10 years after the grant date.

The following table summarizes the share option activity under the 2004 and 2010 Plans for the year ended December 31, 2014:

	Number of shares	Weighted Average Per Share Exercise Price (US$)	Weighted- Average Grant-Date Fair Value Per Share (US$)	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (US$)
Outstanding, January 1, 2014	20,735,235	0.64	0.37	—	—
Granted	2,213,500	2.21	1.18	—	—
Exercised	(1,625,770)	0.62	0.38	—	—
Expired	(119,735)	0.79	0.58	—	—
Forfeited	(1,018,960)	1.36	0.84	—	—
Outstanding, December 31, 2014	20,184,270	0.78	0.44	2.61	21,794
Vested and expected to vest at December 31, 2014	18,624,996	0.70	0.39	2.37	21,518
Exercisable at December 31, 2014	14,785,600	0.43	0.20	1.47	21,164

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company's common shares as of December 31, 2014 and the exercise prices of the equity awards.

As of December 31, 2014, there was RMB21,210 (US$3,418) of unrecognized share-based compensation costs related to equity awards that is expected to be recognized over a weighted-average vesting period of 2.83 years. To the extent the actual forfeiture rate is different from the Company's estimate; actual share-based compensation costs related to these awards may be different from the expectation.

The fair value of each option award was estimated using the binomial option pricing model by the Company, with the assistance from an independent third-party appraiser. The Company is ultimately responsible for the determination of all amounts related to share-based compensation recorded in the consolidated financial statements. The volatility assumption was calculated based on the price of the underlying common shares over the expected term of the option and the price volatility of the shares of comparable companies. The risk-free rate was based on the market yield of U.S. Treasury Bills with maturity terms equal to the expected term of the option awards. The sub optimal early exercise factor was estimated based on the vesting and contractual terms of the awards and management's expectation of exercise behavior of the grantees. Forfeitures were estimated based on historical experience.

The following table presents the assumptions used to estimate the fair values of the share options granted/modified in the years presented:

	2012	2013	2014
Expected volatility range	70.34%	73.73%-74.20%	74.86%-75.0%
Risk-free interest rate	1.1%	2.0%-2.25%	2.14%-2.17%
Dividend yield	0%	0%	0%
Sub optimal early exercise factor	1.5-2.5	1.5-2.5	1.5-2.8

The aggregate intrinsic value of the equity awards exercised for the three years ended December 31, 2012, 2013 and 2014, was RMB311, RMB1,971and RMB2,013 (US$324), respectively. The total fair value of the equity awards vested during the year ended December 31, 2012, 2013 and 2014 was RMB14,115, RMB12,711, and RMB15,451 (US$2,490), respectively.

The weighted-average grant-date fair value of options granted during the years 2012, 2013, and 2014 was US$0.40, US$1.03 and US$1.18, respectively.

Total share-based compensation expenses relating to options granted to employees and directors for the years ended December 31, 2012, 2013 and 2014 are included in:

	2012	2013	2014
	RMB	RMB	RMB	US$
Fulfillment	1,922	1,755	2,126	343
Marketing	332	412	509	82
Technology and content	1,015	964	1,075	173
General and administrative	7,918	7,977	6,707	1,081